Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Risk Management
4.	FINANCIAL RISK MANAGEMENT
The Group’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, interest rate risk, and price risks), credit risk and liquidity risk. Within the Group, risk management functions are conducted in relation to financial risks associated to financial instruments to which the Group is exposed during a certain period or as of a specific date.
This section provides a description of the principal risks that could have a material adverse effect on the Group’s strategy in each operations center, performance, results of operations and financial condition. The risks facing the businesses, set out below, do not appear in any particular order of potential materiality or probability of occurrence.
The sensitivity analysis of market risks included below are based on a change in one factor while holding all other factors constant. In practice this is unlikely to occur, and changes in some of the factors may be correlated, for example, changes in interest rate and changes in foreign currency rates.
This sensitivity analysis provides only a limited,
point-in-time
view. The actual impact on the Group’s financial instruments may differ significantly from the impact shown in the sensitivity analysis.

•	Market Risk management
The market risk to which the Group is exposed is the possibility that the valuation of the Group’s financial assets or financial liabilities as well as certain expected cash flows may be adversely affected by changes in exchange rates, interest rates or certain other price variables.
The following is a description of these risks as well as a detail of the extent to which the Group is exposed and a sensitivity analysis of possible changes in each of the relevant market variables.
Exchange Rate Risk
The value of financial assets and liabilities denominated in a currency different from the Company’s functional currency is subject to variations resulting from fluctuations in exchange rates. Since YPF’s functional currency is the dollar, the currency that generates the greatest exposure is the Peso (the Argentine legal currency).
Likewise, given the restrictions imposed by the BCRA on access to the foreign exchange market, particularly since the publication of Communication “A” 7,030 (see Note 35.g)), the Group has been reducing its portion of cash and cash equivalents in currencies other than the Argentine peso, and consequently, it may be affected in the event of exchange rate variations, which motivated an active strategy in the Group’s liquidity management and transactions with derivative financial instruments as a hedge, in compliance with the accounting policy defined in Note 2.b.17).
The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, mainly taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2021:

	Appreciation (+) / depreciation (-) of exchange rate of Peso against dollar		Income (loss) for fiscal year ended December 31, 2021
Impact on net income before income tax corresponding to financial assets and liabilities	+10 -10	% %	(2,235 2,235)
During the fiscal year ended December 31, 2021, the exchange rate to convert pesos to dollars showed a 22% variation.
Interest Rate Risk
The Group is exposed to risks associated with fluctuations in interest rates on loans and investments. Changes in interest rates may affect the interest income or loss derived from financial assets and liabilities tied to a variable interest rate. Additionally, the fair value of financial assets and liabilities that accrue interests based on fixed interest rates may also be affected.
The table below provides information about the financial assets and liabilities as of December 31, 2021 that accrue interest considering the applicable rate:

	Financial Assets (1)	Financial Liabilities (2)
Fixed interest rate	60,948	713,791
Variable interest rate	190	43,424

Total (3)	61,138	757,215

(1)
Includes temporary investments, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest
bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.
The variable rate financial loans represent 6% of the total loans as of December 31, 2021, and include NO, pre-financing
of exports, financing of imports and financial loans with local and international entities. The portion of the loan, which accrues variable interest, is mainly subject to the fluctuations in BADLAR, SOFR and LIBOR. Approximately 21,307 accrues interest of BADLAR plus a spread between 0.10% and 9.85%, 328 accrues interest of SOFR plus a spread of 5.75% and 19,286 accrues interest of LIBOR plus a spread between 0.88% and 8.75%.
Approximately 95% of the total of the financial loans of the Group is denominated in dollars and the remainder in pesos, as of December 31, 2021.
Financial assets mainly include, in addition to trade receivables, which have low exposure to interest rate risk, bank deposits, fixed-interest deposits and investments in mutual funds such as money market or short-term fixed interest rate instruments, Argentine Republic Bonds, Treasury Bills and Bonds, and NO.
The Group’s strategy to hedge interest rate risk i
s
 based on investing funds at a variable interest rate, which partially offset financial loans at a variable interest rate, as well as based on maintaining relatively low percentages of debt at a variable interest rate.
The Group does not usually use derivative financial instruments to hedge the risks associated with interest rates.
The table below show
s
 the estimated impact on consolidated statement of comprehensive income that an increase or decrease of 100 basis points (“b.p.”) in the variable interest rate
s
would have.

	Increase (+) / decrease (-) in the interest rates	Income (loss) for fiscal year
Impact on net income for the year	+100 b.p. -100 b.p.	(312 312)
Price Risks
The Group is exposed to the own price risk for investments in financial instruments classified as at fair value through profit or loss (public securities and mutual funds). The Group continuously monitors the change in these investments for significant movements. As of December 31, 2021, the Company was not significantly affected by the variation in the valuation of mutual funds and public securities. See Note 6 “Fair value measurements”.
As of December 31, 2021, the aggregate value of financial assets at fair value through profit or loss amounts to 40,221.
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on the Group’s results as of December 31, 2021:

	Increase (+) / decrease (-) in the prices of investments in financial instruments		Income (loss) for the fiscal year ended December 31, 2021
Impact on net income before income tax	+10 -10	% %	4,022 (4,022)
The Group does not use derivative financial instruments to hedge the risks associated with the fluctuation of the price of commodities as well as the risk inherent to investments in public securities and mutual funds.
The Group’s pricing policy regarding the sale of fuels contemplates several factors such as international and local crude oil prices, refining differentials, processing and distribution costs, the prices of biofuels, the exchange rate fluctuations, local demand and supply, competition, inventories, export duties, local taxes and domestic margins for their products, among others.
Consequently, beyond the Group’s expectation of substantially maintaining domestic prices with reference to those in international markets, exposure to price risk will depend on other key factors (including, but not limited to, abrupt changes in the exchange rate, or in international prices or potential legal or regulatory limitations) that are also considered in the Group’s pricing policy, and which may therefore lead the Group to not be able to maintain such correlation. In 2021, crude oil deliveries were freely negotiated between producers and refiners or sellers.

•	Liquidity Risk management
Liquidity risk is associated with the possibility of a mismatch between the need of funds to meet short, medium or long-term obligations.
As mentioned in previous paragraphs, the Group intends to align the maturity profile of its financial debt to be related to its ability to generate enough cash to finance the projected expenditures for each year. As of December 31, 2021, the availability of liquidity reached 62,678, considering cash of 22,923 and other liquid financial assets of 39,755. Additionally, the Group has other investments freely available for 44,984 included in “Investment in financial assets” (see Note 14). Uncommitted bank credit lines together with the capital market constitute an important source of funding. Likewise, YPF has the ability to issue additional debt under the Negotiable Obligations Global Program and under the Frequent Issuer Program.
Based on the restrictions established by the BCRA for access to the exchange market, specifically since the publication of Communication “A” 7,106 that refers to maturities of principal amounts of offshore debts and the issuance of debt securities denominated in foreign currency scheduled between October 15, 2020 and March 31, 2021, all the provisions issued were fulfilled by the Group. See Notes 21 and 35.g).

Communication A” 7,416 issued by the BCRA and published in December 2021, extended the validity of Communication “A” 7,106 (see Note 35.g)), relating to repayments of principal corresponding to foreign financial debts and the issuance of debt securities denominated in foreign currency maturing from January 1, 2022 to June 30, 2022. YPF has 2 YPF principal maturities of international indebtedness in foreign currency, Class XIII and Class XXVIII NOs. However, the Company understands it is exempted from the obligation of filing the aforementioned refinancing plan considering the international debt swap reached in July 2020 and February 2021 (See Note 21) and the international financial loan obtained in January 2022 (See Note 39).
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 2021:

	December 31, 2021
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	27,287	15,159	6,226	3,482	1,455	2,013	55,622
Loans	86,680	87,931	84,013	145,637	30,626	322,328	757,215
Other liabilities (1)	3,468	187	41	740	—	—	4,436
Accounts payable (1)	194,671	49	—	—	—	703	195,423

	312,106	103,326	90,280	149,859	32,081	325,044	1,012,696

(1)	Corresponds to the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values.
Most of the Group’s loans contain usual covenants for contracts of this nature, which include financial covenants in respect of the Group’s leverage ratio and debt service coverage ratio, and events of defaults triggered by materially adverse judgements, among others. See Notes 16, 32 and 33.
Under the terms of the loan agreements and NO, if the Group breached a covenant or if it could not remedy it within the stipulated period, it would default, a situation that would limit its liquidity and, given that the majority of its loans contain cross default provisions, it could result in an early enforceability of its obligations.
The Group monitors compliance with covenants on a quaterly basis. As of December 31, 2021, the Group is in compliace with its covenants.
It should be noted that, under the terms and conditions of the loans that our subsidiary Metrogas has taken with Industrial and Commercial Bank of China Limited –Dubai Branch and Itaú Unibanco –Miami Branch, the debt service coverage ratio would not have been complied with, which could have accelerated the maturities of these financial liabilities. However, on December 31, 2021, the financial creditors formally accepted to waive Metrogas from complying with the contractual obligation related to such financial ratio, as of December 31, 2021.

•	Credit Risk management
Credit risk is defined as the possibility of a third party not complying with its contractual obligations, thus negatively affecting results of operations of the Group.
Credit risk in the Group is measured and controlled on an individual customer basis. The Group has its own systems to conduct a permanent evaluation of credit performance and the determination of risk limits of all of its debtors and to third parties, in line with best practices using for such end internal customer records and external data sources.
Financial instruments that potentially expose the Group to a credit concentration risk consist primarily of cash and cash equivalents, investment in financial assets, trade receivables and other receivables. The Group invests excess cash primarily in high liquid investments with financial institutions with a strong credit rating both in Argentina and abroad. In the normal course of business and based on ongoing credit evaluations to its customers, the Group provides credit to its customers and certain related parties.
Likewise, the Group accounts for doubtful trade losses in the statement of comprehensive income, based on specific information regarding its clients.

Provisions for doubtful accounts are measured by the criteria mentioned in Note 2.b.18).
Moreover, the Group has recorded an impairment charge of accounts receivables related to Decree No. 1,053/2018. See Note 35.c.1).
The maximum exposure to credit risk of the Group of December 31, 2021 based on the type of its financial instruments and without excluding the amounts covered by guarantees and other arrangements mentioned below is set forth below:

Maximum exposure as of December 31, 2021
Cash and cash equivalents	62,678
Investment in financial assets	53,546
Other financial assets	181,122
Considering the maximum exposure to the risk based on the concentration of the counterparties, credit and investments with the National Government, direct agencies and companies with government participation, accounts for approximately 72,387 and represents approximately 31%, while the Group’s remaining debtors are diversified.
Following is the breakdown of the financial assets past due as of December 31, 2021:

	Current trade receivable	Other current receivables
Less than three months past due	22,910	620
Between three and six months past due	6,464	37
More than six months past due	19,181	848

	48,555	1,505

At such date, the provision for doubtful trade receivables amounted to 20,220 and the provisions for other doubtful receivables amounted to 1,434. These provisions are the Group’s best estimate of the losses incurred in relation with accounts receivables.
Guarantee Policy
As collateral of the credit limits granted to customers, the Group receives several types of guarantees from its customers. In the gas stations and distributors market, where generally long-term relationships with customers are established, mortgages prevail. For foreign customers, joint and several bonds from their parent companies prevail. In the industrial and transport market, bank guarantees prevail. To a lesser extent, the Group has also obtained other guarantees such as credit insurances, surety bonds, guarantee customer – supplier, and car pledges, among others.
The Group has effective guarantees granted by third parties for a total amount of 75,622, 38,302 and 42,026 as of December 31, 2021, 2020 and 2019, respectively.
During the fiscal years ended December 31, 2021, 2020 and 2019 the Group did not execute guarantees.